Exit Disposal and Restructuring Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012 Restructuring 2012 Actions [Member] employee	Jun. 29, 2013 Restructuring Twenty Thirteen Actions [Member]
Restructuring Cost and Reserve [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			$ 6
Cost saving initiative charge	$ 17,000,000
Planned employee terminations		520